EMPLOYEE RELATED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Postretirement Medicare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Net Periodic Benefit Cost
The components of the net periodic benefit cost and other amounts recognized in other comprehensive income for post-retirement medical plan expense are as follows:

	Year ended December 31,
	2018	2017	2016
Net periodic benefit cost:
Service cost	$10	$9	$12
Interest cost	73	69	85
Amortization of prior service costs	--	--	(12)
Amortization of net loss (gain)	(262)	(361)	(333)
Total net periodic benefit cost	$(179)	$(283)	$(248)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	$--	$--	$--
Net loss (gain) for the period	(376)	317	(316)
Amortization of prior service costs	--	--	12
Amortization of net gain (loss)	262	361	333
Total recognized in other comprehensive income (loss)	$(114)	$678	$29
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$(293)	$395	$(219)

Weighted average assumptions used:
Discount rate	3.80%	4.50%	4.80%
Expected return on plan assets	N/A	N/A	N/A
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year (Pre-65/Post-65)	8.30%/11.10%	7.20%/10.00%	6.75%/10.00%
Ultimate rate (Pre-65/Post-65)	4.50%/4.50%	4.50%/4.50%	4.50%/5.00%
Year the ultimate rate is reached (Pre-65/Post-65)	2027/2027	2025/2025	2025/2022
Measurement date	December 31, 2018	December 31, 2017	December 31, 2016

Schedule of Impact of One-Percentage-Point Change in Assumed Health Care Cost
Impact of one-percentage point change in assumed health care cost trend rates as of December 31, 2018:

	Increase	Decrease
Effect on service cost and interest cost	$4	$(3)
Effect on post-retirement benefit obligation	$40	$(32)

Schedule of changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status
The components of the change in benefit obligation, change in plan assets and funded status for post-retirement medical plan are as follows:

	Year ended December 31,
	2018	2017	2016
Change in medical plan related benefit obligation:
Medical plan related benefit obligation at beginning of period	$1,936	$1,550	$1,781
Service cost	10	9	12
Interest cost	73	69	85
Benefits paid	(15)	(9)	(12)
Change in medical plan provisions	--	--	--
Actuarial loss (gain)	(376)	317	(316)
Benefit medical plan related obligation end of period	$1,628	$1,936	$1,550
Change in plan assets:
Fair value of plan assets at beginning of period	$--	$--	$--
Employer contribution	15	9	12
Benefits paid	(15)	(9)	(12)
Fair value of plan assets at end of period	$--	$--	$--
Medical plan related net funding	$(1,628)	$(1,936)	$(1,550)

	As of December 31,
	2018	2017	2016
Amounts recognized in statement of financial position:
Current liabilities	$(65)	$(58)	$(37)
Non-current liabilities	(1,563)	(1,878)	(1,513)
Net amount recognized	$(1,628)	$(1,936)	$(1,550)
Weighted average assumptions used:
Discount rate	4.50%	3.80%	4.50%
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year (pre 65/ post 65 Medicare Advantage)	6.90%/13.10%	8.30%/11.10%	7.20%/10.00%
Health care cost trend rate assumed for next year (pre 65/ post 65 Non Medicare Advantage)	6.90%/7.90%	8.30%/11.10%	7.20%/10.00%
Ultimate rate (pre 65/ post 65)	4.50%/4.50%	4.50%/4.50%	4.50%/4.50%
Year the ultimate rate is reached (pre 65/ post 65)	2029/2029	2027/2027	2025/2025

Schedule of Future Benefit Payments
The following benefit payments are expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

Fiscal Year	Other Benefits
2019	$65
2020	64
2021	68
2022	66
2023	64
2024-2028	$395

Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Net Periodic Benefit Cost
The components of the change in benefit obligation, the change in plan assets and funded status for Jazz’s pension plan are as follows:

	Year ended December 31,
	2018	2017	2016
Net periodic benefit cost:
Interest cost	$749	$831	$841
Expected return on plan assets	(1,427)	(1,236)	(1,154)
Amortization of prior service costs	3	3	3
Amortization of net loss (gain)	--	55	34
Total net periodic benefit cost	$(675)	$(347)	$(276)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	$--	$--	$--
Net loss (gain) for the period	(231)	(1,303)	736
Amortization of prior service costs	(3)	(3)	(3)
Amortization of net gain (loss)	--	(55)	(34)
Total recognized in other comprehensive income (loss)	$(234)	$(1,361)	$699
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$(909)	$(1,708)	$423
Weighted average assumptions used:
Discount rate	3.70%	4.30%	4.60%
Expected return on plan assets	6.20%	6.20%	6.20%
Rate of compensation increases	N/A	N/A	N/A

Schedule of Estimated Amounts in Accumulated Other Comprehensive Income to be Recognized over the Next Fiscal Year
Year ended December 31,
	2018	2017	2016
Estimated amounts that will be amortized from accumulated other comprehensive income in the next fiscal year ending:
Prior service cost	$3	$3	$3
Net actuarial loss	$--	$--	$54

Schedule of changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status
The components of the change in benefit obligation, change in plan assets and funded status for Jazz’s pension plan are as follows:

	Year ended December 31,
	2018	2017	2016
Change in benefit obligation:
Benefit obligation at beginning of period	$20,629	$19,672	$18,605
Interest cost	749	831	841
Benefits paid	(607)	(548)	(496)
Change in plan provisions	--	--	--
Actuarial loss (gain)	(1,792)	674	722
Benefit obligation end of period	$18,979	$20,629	$19,672
Change in plan assets:
Fair value of plan assets at beginning of period	$23,235	$19,871	$18,526
Actual return on plan assets	(133)	3,212	1,141
Employer contribution	175	700	700
Benefits paid	(607)	(548)	(496)
Fair value of plan assets at end of period	$22,670	$23,235	$19,871
Funded status	$3,691	$2,606	$199
Amounts recognized in statement of financial position:
Non-current assets	$3,691	$2,606	$199
Non-current liabilities	--	--	--
Net amount recognized	$3,691	$2,606	$199
Weighted average assumptions used:
Discount rate	4.40%	3.70%	4.30%
Rate of compensation increases	N/A	N/A	N/A

Schedule of Future Benefit Payments
The following benefit payments are expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

Fiscal Year	Other Benefits
2019	$823
2020	922
2021	988
2022	1,055
2023	1,118
2024-2028	$6,044

Schedule of Weighted Average Asset Allocations
Jazz’s pension plan weighted average asset allocations on December 31, 2018, by asset category are as follows:

Asset Category	December 31, 2018	Target allocation 2019
Equity securities	19%	20%
Debt securities	81%	80%
Total	100%	100%

Schedule of Assets Measured at Fair Value on a Recurring Basis
The plan’s assets measured at fair value on a recurring basis consisted of the following as of December 31, 2018:

	Level 1	Level 2	Level 3
Investments in mutual funds	$--	$22,669	$--
Total plan assets at fair value	$--	$22,669	$--

The plan’s assets measured at fair value on a recurring basis consisted of the following as of as of December 31, 2017:

	Level 1	Level 2	Level 3
Investments in mutual funds	$-	$23,235	$-
Total plan assets at fair value	$-	$23,235	$-